INCOME TAXES - Summary of Source Differences Between Income Taxes at the Federal Statutory Rate and the Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax benefit at the statutory rate					$ (7,249,161)	$ (4,346,294)
Increase (decrease) in taxes resulting from:
State taxes					(1,583,965)	(400,290)
Stock-based compensation					34,599	82,430
Research and development tax credits					(100,311)	(418,321)
Loss on debt extinguishment					4,305,904
Deferred tax true-ups and other					(1,037,064)	(167,497)
Change in valuation allowance					5,629,998	5,249,972
Total income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0